Background and general:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Organization
Organization

Note A — Organization

The Company is an independent energy company engaged in the development and production of, and exploration for, crude oil, natural gas and natural gas liquids. Our oil and gas assets are concentrated in Texas and Louisiana.

Cubic Energy, Inc. is the parent company of two wholly owned direct subsidiaries, Cubic Asset Holding LLC, a Delaware limited liability company, and Cubic Louisiana Holding LLC, a Delaware limited liability company, and two wholly owned indirect subsidiaries Cubic Asset LLC, a Delaware limited liability company and a direct subsidiary of Cubic Asset Holding LLC, and Cubic Louisiana LLC, a Delaware limited liability company and a direct subsidiary of Cubic Louisiana Holding LLC. Unless the context otherwise requires, reference to the Company herein refer to the Company and its subsidiaries, on a consolidated basis.

Going Concern Considerations

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business.

As of September 30, 2014, the Company had an accumulated deficit of $79,042,487 and recurring losses from operations. The Company also had a working capital deficit of approximately $78,403,281.  As part of the working capital deficit, the Company has classified the Notes (as defined below) and credit facility with Wells Fargo Energy Capital, Inc. (“WFEC”) as current liabilities, due to non-compliance with their respective debt covenants.

On July 14, 2014, the Company entered into an Amendment, Forbearance and Waiver Agreement (the “Amendment”) with the holders of the Senior Notes due October 2016 (“Notes”) and certain other parties thereto.  The Amendment includes additional covenants including, among others, that by September 30, 2014, the Company was required to identify a Strategic Transaction, as defined in the Amendment, that will result in the payment in full, in cash, of all amounts owing to the holders of the Notes, or a joint venture, strategic alliance or other transaction satisfactory to the holders of the Notes.  We continue to explore alternatives with respect to a Strategic Transaction, although we did not enter into a definitive agreement by October 17, 2014, which was the date to have consummated a Strategic Transaction.  We are in discussions with the holders of the Notes with respect to available alternatives.  Unless the requirement regarding a Strategic Transaction is waived, or we obtain an extension of time, the holders of the Notes could declare a default under the Note Purchase Agreement, accelerate the indebtedness represented by the Notes and exercise all other remedies available to them, including foreclosing on our assets.

We believe we have complied with the other terms of the Amendment; however, there can be no assurance that we will be successful in consummating a Strategic Transaction.

Note A - Background and general:

The Company is an independent energy company engaged in the development and production of, and exploration for, crude oil, natural gas and natural gas liquids. Our oil and gas assets are concentrated in Texas and Louisiana.

Cubic Energy, Inc. is the parent company of two wholly owned direct subsidiaries, Cubic Asset Holding LLC, a Delaware limited liability company, and Cubic Louisiana Holding LLC, a Delaware limited liability company, and two wholly owned indirect subsidiaries Cubic Asset LLC, a Delaware limited liability company and a direct subsidiary of Cubic Asset Holding LLC, and Cubic Louisiana LLC, a Delaware limited liability company and a direct subsidiary of Cubic Louisiana Holding LLC. Unless the context otherwise requires the Company herein refer to the Company and its subsidiaries, on a consolidated basis.

Going Concern Considerations

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business.

As of June 30, 2014, the Company had an accumulated deficit of $78,052,931 and recurring losses from operations. The Company also had working capital deficit of approximately $72,997,802.  As part of the working capital deficit, the Company has classified its senior notes and WFEC credit facility as current liabilities, due to non-compliance with its debt covenants.

On July 14, 2014, the Company entered into a Forbearance and Waiver Agreement (the “Agreement”) with the holders of the Senior Notes due October 2016 (“Notes”) and certain other parties thereto.  The Amendment includes additional covenants including, among others, that by September 30, 2014, the Company will identify a Strategic Transaction, as defined in the Agreement, that will result in the payment in full, in cash, of all amounts owing to the holders of the Notes, or a joint venture, strategic alliance or other transaction satisfactory to the holders of the Notes.  We continue to explore alternatives with respect to a Strategic Transaction, although we did not enter into a definitive agreement by October 17, 2014.  We are in discussions with the holders of the Notes with respect to available alternatives.  Unless the requirement regarding a Strategic Transaction is waived, or we obtain an extension of time, the holders of the Notes could declare a default under the Note Purchase Agreement, accelerate the indebtedness represented by the Notes and exercise all other remedies available to them, including foreclosing on our assets.

We believe we have complied with the other terms of the forbearance agreement; however, there can be no assurance that we will be successful in consummating a Strategic Transaction within the mandated time period.

Acquisitions

In October 2013, we acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas, that puts us in the additional reservoir rich environments in the Eagle Ford, Woodbine, Austin Chalk, Buda, Glen Rose and Georgetown formations, with additional shallow formations to exploit as well. We also acquired additional rights in our leasehold interests in DeSoto and Caddo Parishes, Louisiana. The acquisitions are summarized as follows:

•         The Company consummated the transactions contemplated a Purchase and Sale Agreement dated as of April 19, 2013 (the “Gastar Agreement”) with Gastar and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas. The acquisition price paid by the Company at closing was $39,188,300, following various adjustments set forth in the Gastar Agreement, and net of the various deposits paid prior to the closing date.  For purposes of allocating revenues and expenses and capital costs between Gastar and us, such amounts were netted effective January 1, 2013 and have been recorded as an adjustment to the purchase price.

•         The Company also consummated the transactions contemplated by a Purchase and Sale Agreement dated as of September 27, 2013 (the “Navasota Agreement”) with Navasota. Pursuant to the Navasota Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired consists of additional fractional interests in the properties acquired pursuant to the Gastar Agreement. The acquisition price paid by the Company was $19,400,000, prior to certain post-closing adjustments.

•         In addition, the Company entered into and consummated the transactions contemplated by a Purchase and Sale Agreement with Tauren dated as of October 2, 2013 (the “Tauren Agreement”) with Tauren Exploration, Inc. (“Tauren”), an entity controlled by Calvin A. Wallen, III, our Chairman of the Board, President, Chief Executive Officer and significant shareholder (“Mr. Wallen”).  Pursuant to the Tauren Agreement, the Company acquired well bores, proven reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include leasehold interests. The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000 and a fair value of $368,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.

The following table shows the purchase price allocation for these transactions:

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	89,373	42,446	19,981	26,946
Liabilities assumed:
Asset retirement obligations	1,500	1,005	495	—
Net assets acquired	$94,974	$47,470	$20,558	$26,946

The Gastar and Navasota East Texas assets consisted of working interest in the same properties. Tauren assets consisted of working interest in properties already owned by Cubic. The following table shows the postacquisition revenue and operating income for each acquisition:

	(Unaudited) Year
	Ended June 30, 2014
	Revenue	Operating Income

East Texas assets	$10,540,560	$3,252,144
Tauren assets	$258,631	$(58,893)

The following summarizes the pro forma revenue and net income (loss) from the acquired assets for the years ended June 30, 2014 and 2013, as if these transactions had occurred on July 1, 2012:

	(Unaudited)Year Ended
	June 30,
Pro forma Results of Operations	2014	2013
Oil and natural gas revenues	$19,684,324	$21,255,429
Net income	$10,964,361	$1,835,050
Basic earnings per share	$0.14	$0.02
Diluted earnings per share	$0.12	$0.01

The Company recognized a gain on acquisition of $22,578,000 in its statement of operations and pro forma results of operations, as a bargain purchase gain, as a result of incorporating the valuation information into the purchase price allocation. The Company’s assessment of the fair value of the properties acquired from Tauren, along with consideration of data prepared by a third party, resulted in a fair market valuation of $26,946,000. The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000 and a fair value of $368,000.

The necessary inputs (proven property and transportation infrastructure), processes (exploration and production activities) and outputs (production revenues) existed at the purchase date of the properties acquired from Tauren, which permitted the Company to conclude that the properties acquired from Tauren constituted a “business” under ASC 805.

The Company’s assessment of the fair value of the properties acquired from Tauren, along with consideration of a reserve report and a business valuation prepared by third parties, resulted in a valuation of the properties acquired from Tauren of $26,946,000.  The Company utilized relevant market assumptions to determine fair value, such as future commodity prices, projections of estimated natural gas and oil reserves, expectations for future development and operating costs, projections of future rates of production, expected recovery rates and market multiples for similar transactions. As a result of the application of the acquisition method under ASC 805, the Company recognized a bargain purchase gain pursuant to paragraph 805-30-25-2 in an amount equal to the excess of the fair value of the acquired properties over the fair value of the aggregate consideration paid.

In connection with these acquisitions, the Company incurred expenses of $1,726,906 which are recognized in general and administrative expenses in the statement of operations.